Segment Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Information

23. Segment Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. Most revenues are generated from the subsidiaries located in China. Total long-lived assets of $1,045,157 including prepaid land lease payments, property, plant and equipment are primarily located in mainland China (December 31, 2022 - $1,063,596). The Company’s total assets by geographic location are as follows:

	December 31,
	2023	2022
Assets
Mainland China	$9,816,174	$10,878,034
Outside Mainland China	3,841,800	3,236,534
Total Assets	$13,657,974	$14,114,568

The Company’s revenues by market type are as follows:

	For the year ended December 31,
	2023	2022	2021
Sales
EPI	$10,238	$732,578	$10,552,059
Private Pay	370,818	384,192	349,083
Export	67,213	375,991	8,473,762
Total Sales	$448,269	$1,492,761	$19,374,904

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2023	2022	2021
Sales
Mainland China	$381,056	$1,116,770	$10,901,142
Outside Mainland China	67,213	375,991	8,473,762
Total Sales	$448,269	$1,492,761	$19,374,904